Condensed Consolidated Statements of Change in Shareholders’ Deficit (Unaudited) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 07, 2021
Balance (in Shares) at Jan. 07, 2021
Net income (loss)				5,020,572	5,020,572
Issuance of Class B ordinary shares to Sponsor		$ 863	24,137		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		8,625,000
Sale of units in initial private offering, less allocation to derivative warrant liabilities	$ 103		9,800,347		9,800,450
Sale of units in initial private offering, less allocation to derivative warrant liabilities (in Shares)	1,030,000
Accretion for Class A ordinary shares to redemption amount			(9,824,484)	(23,030,030)	(32,854,514)
Forfeiture of Class B ordinary shares		$ (54)	54
Forfeiture of Class B ordinary shares (in Shares)		(532,687)
Subsequent measurement of Class A ordinary shares subject to redemption against additional paid-in capital			(54)	54
Balance at Dec. 31, 2021	$ 103	$ 809		(18,009,404)	(18,008,492)
Balance (in Shares) at Dec. 31, 2021	1,030,000	8,092,313
Net income (loss)				5,255,353	5,255,353
Balance at Mar. 31, 2022	$ 103	$ 809		(12,754,051)	(12,753,139)
Balance (in Shares) at Mar. 31, 2022	1,030,000	8,092,313
Balance at Dec. 31, 2021	$ 103	$ 809		(18,009,404)	(18,008,492)
Balance (in Shares) at Dec. 31, 2021	1,030,000	8,092,313
Net income (loss)					7,169,909
Balance at Jun. 30, 2022	$ 103	$ 809		(11,218,738)	(11,217,826)
Balance (in Shares) at Jun. 30, 2022	1,030,000	8,092,313
Balance at Dec. 31, 2021	$ 103	$ 809		(18,009,404)	(18,008,492)
Balance (in Shares) at Dec. 31, 2021	1,030,000	8,092,313
Net income (loss)				10,630,964	10,630,964
Increase in redemption value of Class A ordinary shares subject to redemption				(4,433,922)	(4,433,922)
Balance at Dec. 31, 2022	$ 103	$ 809		(11,812,362)	(11,811,450)
Balance (in Shares) at Dec. 31, 2022	1,030,000	8,092,313
Balance at Mar. 31, 2022	$ 103	$ 809		(12,754,051)	(12,753,139)
Balance (in Shares) at Mar. 31, 2022	1,030,000	8,092,313
Net income (loss)				1,914,556	1,914,556
Remeasurement of redemption value of Class A ordinary shares subject to redemption				(379,243)	(379,243)
Balance at Jun. 30, 2022	$ 103	$ 809		(11,218,738)	(11,217,826)
Balance (in Shares) at Jun. 30, 2022	1,030,000	8,092,313
Balance at Dec. 31, 2022	$ 103	$ 809		(11,812,362)	(11,811,450)
Balance (in Shares) at Dec. 31, 2022	1,030,000	8,092,313
Conversion of Class B ordinary shares to Class A ordinary shares	$ 809	$ (809)
Conversion of Class B ordinary shares to Class A ordinary shares (in Shares)	8,092,313	(8,092,313)
Net income (loss)				1,163,141	1,163,141
Shareholder non-redemption agreement (Note 6)				(396,000)	(396,000)
Accretion for Class A ordinary shares to redemption amount				(2,998,349)	(2,998,349)
Balance at Mar. 31, 2023	$ 912			(14,043,570)	(14,042,658)
Balance (in Shares) at Mar. 31, 2023	9,122,313
Balance at Dec. 31, 2022	$ 103	$ 809		(11,812,362)	(11,811,450)
Balance (in Shares) at Dec. 31, 2022	1,030,000	8,092,313
Net income (loss)					(657,170)
Balance at Jun. 30, 2023	$ 912			(16,278,465)	(16,277,553)
Balance (in Shares) at Jun. 30, 2023	9,122,313	1
Balance at Mar. 31, 2023	$ 912			(14,043,570)	(14,042,658)
Balance (in Shares) at Mar. 31, 2023	9,122,313
Issuance of Class B ordinary shares			10		10
Issuance of Class B ordinary shares (in Shares)		1
Net income (loss)				(1,820,311)	(1,820,311)
Accretion for Class A ordinary shares to redemption amount			(10)	(414,584)	(414,594)
Balance at Jun. 30, 2023	$ 912			$ (16,278,465)	$ (16,277,553)
Balance (in Shares) at Jun. 30, 2023	9,122,313	1